Share Capital - Additional Information (Detail)	3 Months Ended
	Jan. 31, 2024	Nov. 01, 2023
Disclosure of objectives, policies and processes for managing capital [line items]
Regulatory capital requirements, domestic Stability Buffer	3.50%	3.00%
Minimum leverage ratio	3.50%
Minimum TLAC ratio	21.50%
Minimum TLAC leverage ratio	7.25%
Domestic systemically important bank buffer	0.50%
Higher Buffer Rate [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Regulatory capital requirements, domestic Stability Buffer	3.50%
Basel III requirement [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Canada Domestic systemically important bank CET1 surcharge	1.00%
Bottom of range [member] | Basel III requirement [member]
Disclosure of objectives, policies and processes for managing capital [line items]
CET1 ratio	11.50%
Tier 1 capital ratio	13.00%
Total capital ratio	15.00%